Expense Example - Grayscale Bitcoin Premium Income ETF [Member]	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	$ 211